PREPAID EXPENSES (Tables)	9 Months Ended
Dec. 31, 2012
PREPAID EXPENSES [Abstract]
Prepaid expenses
	December 31,	March 31,
	2012	2012
Prepaid research and development	$23,336	$128,445
Prepaid rent	-	21,250
Retainer	-	15,000
Other	2,680	4,179

	$26,016	$168,874